Revenue - Summary of Contract Costs (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Assets recognised from costs to obtain or fulfil contracts with customers	¥ 6,882	¥ 6,110